Segment Information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue	€ 5,259	€ 4,090	€ 2,952
Cost of revenue	3,906	3,241	2,551
Gross (loss)/profit	1,353	849	401
Premium
Disclosure Of Operating Segments [Line Items]
Revenue	4,717	3,674	2,657
Cost of revenue	3,461	2,868	2,221
Gross (loss)/profit	1,256	806	436
Ad-Supported
Disclosure Of Operating Segments [Line Items]
Revenue	542	416	295
Cost of revenue	445	373	330
Gross (loss)/profit	€ 97	€ 43	€ (35)